Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Outstanding Commitments on Research and Development (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Commitments [Abstract]
Cancelable outstanding commitments on research and development	$ 603,178	$ 19,705	$ 478,977